FAIR VALUE MEASUREMENTS - ADDITIONAL INFORMATION (Details) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Withdrawn Of Cash From Trust Account	$ 1,983,749	$ (719,347)	$ (969,147)	$ (1,264,402)
U.S. Treasury Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in Trust Account	285,882,793	285,882,793		309,688,279
Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in Trust Account	$ 25,013,852	$ 25,013,852		$ 152,096